SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Foreign Currencies (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Realized and unrealized foreign currency gains (losses)	$ (1.0)	$ (4.1)	$ 5.8	$ (1.7)